SEGMENT INFORMATION AND REVENUE ANALYSIS - Summary information for reporting segment (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)
Summary information for reporting segment
Number of reporting segments | segment	1
Revenues	$ 9,915,407	$ 7,959,494
Cost of revenues	(1,291,612)	(1,424,240)
Gross profit	8,623,795	6,535,254
Operating expenses:
Selling and marketing expenses	(2,984,101)	(1,127,725)
General and administrative expenses	(3,400,975)	(8,677,640)
Research and development expenses	(1,391,913)	(7,180,293)
Total operating expenses	(7,776,989)	(16,985,658)
(Loss) income from operations	846,806	(10,450,404)
Interest expense	(334,689)	(358,215)
Interest income	23,417	762
Subsidy income	8,941	56,968
Other (expenses)/income, net	29,771	(49,107)
(Loss)/income before income tax	574,246	(10,799,996)
Operating segment | Single Reportable Segment
Summary information for reporting segment
Revenues	9,915,407	7,959,494
Cost of revenues	(1,291,612)	(1,424,240)
Gross profit	8,623,795	6,535,254
Operating expenses:
Selling and marketing expenses	(2,984,101)	(1,127,725)
General and administrative expenses	(3,400,975)	(8,677,640)
Research and development expenses	(1,391,913)	(7,180,293)
Total operating expenses	(7,776,989)	(16,985,658)
(Loss) income from operations	846,806	(10,450,404)
Interest expense	(334,689)	(358,215)
Interest income	23,417	762
Subsidy income	8,941	56,968
Other (expenses)/income, net	29,771	(49,107)
(Loss)/income before income tax	$ 574,246	$ (10,799,996)